Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Current Assets
Cash and cash equivalents	$ 13,333,028	$ 7,287,032
Restricted cash	25,947
Accounts receivable, net	4,507,115	3,819,437
Notes receivable		17,744
Inventories, net	859,696	892,767
Advance to suppliers	519,780	154,135
Loan receivable and accrued interest	1,581,000	1,567,500
Deferred cost	547,807	510,617
Amounts due from related parties		768,341
Prepayments, receivables and other current assets	1,859,103	4,618,740
Total Current Assets	23,233,476	19,636,313
Property, plant and equipment, net	1,433,479	1,574,602
Construction in progress	355,614	328,372
Intangible assets, net	45,800	50,052
Long-term deposit	9,157,789
Deferred tax assets, net	321,444	112,839
Total Non-current Assets	11,314,126	2,065,865
TOTAL ASSETS	34,547,602	21,702,178
Current Liabilities
Bank loans – current portion	37,122	43,902
Short-term convertible note		6,643,463
Accounts payable	1,456,445	1,941,151
Refund liabilities	472,282	113,611
Advance from customers	257,449	298,042
Amounts due to related parties	12,148,461
Accrued expenses and other liabilities	3,046,976	2,237,305
Tax payable	1,161,168	986,840
Total Current Liabilities	18,579,903	12,264,314
Bank loans – non-current portion	6,292	36,511
Total Non-current Liabilities	6,292	36,511
TOTAL LIABILITIES	18,586,195	12,300,825
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, unlimited shares authorized, $0.004 par value, 15,525,094 shares issued and outstanding as of March 31, 2021 (9,666,928 shares issued and 8,666,928 shares outstanding as of March 31, 2020)	62,057	34,667
Additional paid-in capital	25,323,747	17,161,346
Retained deficits	(9,952,183)	(7,204,000)
Accumulated other comprehensive income/(loss)	527,786	(590,660)
Total Shareholders’ Equity	15,961,407	9,401,353
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 34,547,602	$ 21,702,178